Statement of Changes in Members’ Equity (Unaudited) - USD ($)	Members’ Capital	Accumulated Deficit	Total
Balance at Dec. 31, 2023	$ 1	$ (4,000)	$ (3,999)
Net loss		(24,046)	(24,046)
Balance at Dec. 31, 2024	1	(28,046)	(28,045)
Net loss		(2,600)	(2,600)
Balance at Jun. 30, 2025	1	(30,646)	(30,645)
Balance at Dec. 31, 2024	1	(28,046)	(28,045)
Net loss		(14,876)	(14,876)
Balance at Dec. 31, 2025	1	(42,922)	(42,921)
Net loss		(9,329)	(9,329)
Balance at Jun. 30, 2026	$ 1	$ (52,251)	$ (52,250)